Impairment charges (Tables)	12 Months Ended
Sep. 30, 2024
Impairment charges
Schedule of impairment charges

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Provisions raised/(released)
Performing	(150)	274	225	(142)	172
Non-performing	877	565	299	801	523
Recoveries	(190)	(191)	(189)	(184)	(184)
Impairment charges/(benefits)	537	648	335	475	511
of which relates to:
Loans and credit commitments	536	647	333	469	517
Debt securities at amortised cost	-	-	4	1	-
Debt securities at FVOCI	1	1	(2)	1	1
Due from subsidiaries	-	-	-	4	(7)
Impairment charges/(benefits)	537	648	335	475	511